Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 167,065	$ 137,211	$ 686,073		$ 516,084		$ 426,717
Cost of sales (exclusive of depreciation and amortization shown separately below)	103,656	86,644	430,746		317,267		280,396
Selling, general, and administrative expenses	40,468	34,502	155,321		120,944		77,525
Acquisition transaction costs		28	28		3,641		1,140
Depreciation and amortization	10,230	9,301	39,116		31,975		23,509
Total operating expenses	154,354	130,475	625,211		473,827		382,570
Income from operations	12,711	6,736	60,862		42,257		44,147
Interest expense, net	4,072	5,896	21,739		30,636		17,267
Loss on extinguishment of debt			4,547		5,103
Other (income) expense, net	65	(1,442)	4,082		(734)
Income before income taxes	8,574	2,282	30,494		7,252		26,880
Income tax expense	1,429	563	5,432		1,266
Net income	7,145	1,719	25,062		5,986		26,880
Less: net income attributable to non-controlling interests	4,950	1,122	17,599		2,047
Net income attributable to Funko, Inc.	$ 2,195	$ 597	$ 7,463		$ 3,939		$ 26,880
Earnings per share of Class A common stock:
Basic	$ 0.08	$ 0.03	$ 0.31	[1]	$ 0.04	[1]
Diluted	$ 0.08	$ 0.02	$ 0.29	[1]	$ 0.04	[1]
Weighted average shares of Class A common stock outstanding:
Basic	26,640	23,338	23,821	[1]	23,338	[1]
Diluted	28,458	24,509	25,560	[1]	50,635	[1]

[1]	Basic and diluted earnings per Class A common stock is applicable only for the period after the Company’s IPO. See Note 18, Earnings Per Share.